Subsequent Event (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Apr. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Joint venture
Subsequent Event [Line Items]
Equity interest (as a percent)			70.00%
Equity interest held by another shareholder			30.00%
Subsequent Event | Xin Wang Da Electric Vehicle and Battery Limited
Subsequent Event [Line Items]
Cash consideration		¥ 400,000
Equity ownership (as a percent)		3.20%
Subsequent Event | Joint venture
Subsequent Event [Line Items]
Cash consideration	¥ 210,000